SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

Note 13 - SHARE BASED COMPENSATION:

The 2015 Incentive Compensation Plan (“2015 Plan”)

In August 2015, the Board of Directors approved the Company’s option plan for employees and officers, which was submitted in June 2016 to the Israel income tax authorities as a plan administered by a trustee and treated for tax purposes as a capital gain pursuant to Section 102(b)(2). Options to non-employees and non-officers of the Company, in addition to controlling shareholders of the Company, are to be allocated under Section 3(i) of the Income Tax Ordinance.

According to the 2015 Plan, the Company’s Board of Directors is permitted to grant employees, officers, directors, consultants and other senior service providers of the Company (as this term is defined by Section 102(a) to the Income Tax Ordinance) unlisted options and warrants that are exercisable into shares of the Company. The 2015 Plan is managed by the Company’s Board of Directors, or by a committee authorized by the Board. All shares that will arise from exercising the unlisted options grants to employees, consultants and officers under the 2015 Plan would be fully paid up on their date of allocation and, beginning on the date the Company becomes public, would be registered in the name of the Company.

The exercise price for each option or warrant is as determined by the Board of Directors, but provided that if the Board of Directors does not indicate otherwise, the exercise price would be the fair market value of the Company’s share on the date of the decision to allocate.

The vesting period, unless the Company’s Board of Directors determines otherwise in respect to any specific grantee is (1) 25% of options would vest after twelve consecutive months of services by the grantee since the date of grant; (2) 6.25% of options would vest after every three (3) additional months of consecutive service by the grantee, until 100% of the options vest, after four (4) years after grant date. Further, the Company’s Board of Director is permitted, at its exclusive judgment, to accelerate vesting of all or part of an option of warrant in the event of a merger of the Company with another company.

Unless expired at an earlier date, the unexercised options would expire after ten years after grant date.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Equity classified awards

In January 2025, the Company granted 12,000 options (unlisted), exercisable into ordinary shares of the Company, to a service provider with whom the Company has no employment relationship for an exercise price of USD 2.86 per share.

In January 2025, the Company granted 7,500 options (unlisted), exercisable into ordinary shares of the Company, to employees, with whom the Company has employment relationships for an exercise price of USD 2.76 per share.

The value of benefit is measured on the grant date by reference to the fair value of the granted equity instruments, as described above. The fair value is calculated using the Black and Scholes formula, with the following assumptions:

	2025	2024	2023
Dividend yield	0%	0%	0%
Expected volatility	74%-85%	74%-97%	74%-76%
Risk-free interest rate	3.3%-3.9%	3.3%-5.8%	3.3%-3.9%
Expected term (years)	2-3 years	2-7 years	4-7 years
Exercise price (USD)	1.98-2.86	1.98-18.01	3.32-11.78

The following is summary information of equity classified options in 2025:

	Year ended December 31, 2025
		Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic
	Number	USD	years	Value
Outstanding at beginning of year	979,184	6.55	7.5	-
Granted	19,500	2.82	8.99	-
Forfeited	(447,924)	6.26	7.28	-
Outstanding at end of year	550,760	7.27	5.86	-
Exercisable at end of year	513,495	7.17	5.74	-

The weighted-average grant-date fair value of equity awards granted during the year was $2.

The following is information regarding exercise prices and remaining contractual lives of outstanding options at December 31, 2025:

December 31, 2025
Outstanding			Exercisable
Number of options outstanding	Exercise price range (USD)	Weighted average remaining contractual life	Number of options Exercisable	Exercise price range (USD)	Weighted average remaining contractual life
90,750	1.98	8.72	90,750	1.98	8.72
12,000	2.86	8.97	3,000	2.86	8.97
4,372	3.79	7.59	4,372	3.79	7.59
1,311	4.98	7.17	902	4.98	7.17
9,617	5.45	6.98	7,133	5.45	6.98
20,109	6.76	6.52	16,340	6.76	6.52
65,168	7.57	2.00	65,168	7.57	2.00
224,808	7.82	4.82	224,808	7.82	4.82
26,230	8.39	6.84	19,673	8.39	6.84
30,091	8.96	7.30	30,091	8.96	7.30
30,092	10.29	7.30	30,092	10.29	7.30
30,092	13.37	7.30	15,046	13.37	7.30
6,120	20.59	5.84	6,120	20.59	5.84
550,760	7.27	5.86	513,495	7.17	5.74

As of December 31, 2025, there is an unrecognized share-based compensation expense of $16 thousand related to outstanding equity awards, which is expected to be recognized over a weighted average remaining vesting period of 1.9 years.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Restricted Stock Units

In September 2025, the Company granted 6,726,816 restricted stock units of the Company, to an officer who is a related party, with whom the Company has no employment relationship. The RSUs will vest over 4 years from the date of the grant - 25% each year.

In September 2025, the Company granted 13,453,632 restricted stock units of the Company to an officer who is a related party, with whom the Company has no employment relationship. The RSUs will vest over 4 years from the date of the grant - 25% each year.

In October 2025, the Company granted 40,000 restricted stock units of the Company to two directors, with whom the Company has no employment relationships. The restricted stock units will vest over 6 months from the date of the grant – 20% at the grant date and the remaining 80% will vast over the remaining 5 months, 16% each month.

In November 2025, the Company granted 961,538 restricted stock units of the Company to an officer who is a related party, with whom the Company has no employment relationship. The restricted stock units will vest over 1 year from the date of the grant.

In November 2025, the Company granted 3,384,616 restricted stock units of the Company, to four directors, with whom the Company has no employment relationships. The restricted stock units will vest over 1 year from the date of the grant.

The cost of RSUs granted is determined by using the fair market value of the Company’s common stock on the date of grant.

The following table summarizes the RSUs activity under the 2015 Plan as of December 31, 2025:

	units	Weighted average grant date fair value
Outstanding at beginning of year	-	-
Granted	24,566,602	1.85
Vested (*)	(14,400)	1.99
Forfeited	-	-
Outstanding at end of year	24,566,602	1.85

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

As of December 31, 2025, there was unrecognized compensation cost related to unvested equity classified RSUs of $38,809 thousand which is expected to be recognized as an expense on a straight-line basis over a weighted-average remaining vesting period of 3.6 years.

(*)	The vested RSUs as of December 31, 2025, were issued in 2026.

Liability classified awards

The options were classified as liabilities in accordance with ASC 718, as the exercise price is denominated in USD, that was not the Company’s functional currency and not the employees’ salary currency or the currency in which the employees are paid. Accordingly, the options were measured at fair value each reporting period, and changes in their fair value were recognized in the statements of operations. The fair value of the options as of the closing date, April 4, 2024, was evaluated using the Black-Scholes Option Pricing Model. Following the merger in April 2024, as detailed in note 1, given that the currency of the market in which the Company’s equity securities are traded, these awards were reclassified to equity. For the various scenarios modeled, volatility is based on companies in the industry by statistical analysis of a daily share pricing model. The risk-free interest rate assumption is based on observed interest rates appropriate for the period until the options expiration date.

The table below sets forth a summary of changes in the fair value of the options for periods through December 31, 2024:

	Number of options measured at fair value	Fair value (U.S. Dollars in thousands)
Balance at December 31, 2022	440,045	996
Effect of change in exchange rate		(30)
Changes in fair value	-	(734)
Balance at December 31, 2023	405,714	232
Effect of change in exchange rate		(4)
Changes in fair value	-	74
Reclassification of liability classified share-based compensation awards to equity	(401,794)	(302)
Balance at December 31, 2024	-	-

The following table summarizes assumptions used as of December 31, 2025, 2024 and 2023:

	2025	2024	2023
Expected dividend	-	-	0%
Expected volatility	-	-	81.2%-90.9%
Risk-free interest rate	-	-	4.97%-5.35%
Expected life (years)	-	-	2-4 years
Exercise price (USD)	-	-	4.57-15.67

●	The table below presents the expense (income) recognized in the financial statements of the Company in respect to share-based payment:

	Year ended December 31
	2025			2024
	Equity classified awards	Liability classified awards	Total expense	Equity classified awards	Liability classified awards	Total expense
Research and development expenses (income)	(18)	-	(18)	98	42	140
Sales and marketing expenses (income)	(35)	-	(35)	74	20	94
General and Administrative expenses (income)	6,754	-	6,754	122	13	135
	6,701	-	6,701	294	75	369

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

	Year ended December 31
	2023
	Equity classified awards	Liability classified awards	Total expense
Research and development expenses (income)	98	(440)	(342)
Sales and marketing expenses (income)	111	(171)	(60)
General and Administrative expenses (income)	294	(111)	183
	503	(722)	(219)